DEFERRED INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Net	$ 60,256
British Virgin Islands [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	0.00%
Ghana [Member]
Operating Loss Carryforwards [Line Items]
Corporate income tax rate	35.00%
Deferred Tax Assets, Net	$ 172,160